Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Supplement [Text Block]	pwfi_SupplementTextBlock

PRUDENTIAL WORLD FUND, INC.
Prudential Emerging Markets Debt Local Currency Fund

(the “Fund”)

Supplement dated September 23, 2016 to the Currently Effective Prospectus and Summary Prospectus

Effective as of October 1, 2016, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Prospectus is hereby revised as follows, effective as of October 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:
2.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	.80%	.80%	.80%	.80%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	None
+ Other expenses	1.31%	1.31%	1.21%	1.31%
= Total annual Fund operating expenses	2.36%	3.11%	2.01%	2.11%
– Fee waiver and/or expense reimbursement	(1.23)%	(1.23)%	(1.13)%	(1.23)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.13%	1.88%	0.88%	0.88%

(1) The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.88% of the Fund's average daily net assets. This waiver may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Directors.

3.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$560	$1,041	$1,547	$2,935	$560	$1,041	$1,547	$2,935
Class C	$291	$845	$1,523	$3,335	$191	$845	$1,523	$3,335
Class Q	$90	$521	$978	$2,247	$90	$521	$978	$2,247
Class Z	$90	$542	$1,021	$2,344	$90	$542	$1,021	$2,344

Prudential Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pwfi_SupplementTextBlock

PRUDENTIAL WORLD FUND, INC.
Prudential Emerging Markets Debt Local Currency Fund

(the “Fund”)

Supplement dated September 23, 2016 to the Currently Effective Prospectus and Summary Prospectus

Effective as of October 1, 2016, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Prospectus is hereby revised as follows, effective as of October 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:
2.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	.80%	.80%	.80%	.80%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	None
+ Other expenses	1.31%	1.31%	1.21%	1.31%
= Total annual Fund operating expenses	2.36%	3.11%	2.01%	2.11%
– Fee waiver and/or expense reimbursement	(1.23)%	(1.23)%	(1.13)%	(1.23)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.13%	1.88%	0.88%	0.88%

(1) The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.88% of the Fund's average daily net assets. This waiver may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Directors.

3.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$560	$1,041	$1,547	$2,935	$560	$1,041	$1,547	$2,935
Class C	$291	$845	$1,523	$3,335	$191	$845	$1,523	$3,335
Class Q	$90	$521	$978	$2,247	$90	$521	$978	$2,247
Class Z	$90	$542	$1,021	$2,344	$90	$542	$1,021	$2,344

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	1.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.36%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%	[1]
1 Year	rr_ExpenseExampleYear01	$ 560
3 Years	rr_ExpenseExampleYear03	1,041
5 Years	rr_ExpenseExampleYear05	1,547
10 Years	rr_ExpenseExampleYear10	2,935
1 Year	rr_ExpenseExampleNoRedemptionYear01	560
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,041
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,547
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,935
Prudential Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.11%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 291
3 Years	rr_ExpenseExampleYear03	845
5 Years	rr_ExpenseExampleYear05	1,523
10 Years	rr_ExpenseExampleYear10	3,335
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	845
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,335
Prudential Emerging Markets Debt Local Currency Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.21%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.01%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	521
5 Years	rr_ExpenseExampleYear05	978
10 Years	rr_ExpenseExampleYear10	2,247
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	521
5 Years	rr_ExpenseExampleNoRedemptionYear05	978
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,247
Prudential Emerging Markets Debt Local Currency Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.11%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,344
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,344

[1]	The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that the Fund's net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.88% of the Fund's average daily net assets. This waiver may not be terminated prior to February 28, 2018 without the prior approval of the Fund's Board of Directors.